Offsets	Aug. 30, 2024 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	FNB Corp/PA/
Form or Filing Type	S-3
File Number	333-253805
Initial Filing Date	Mar. 03, 2021
Fee Offset Claimed	$ 909.09
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.01 per share
Unsold Securities Associated with Fee Offset Claimed | shares	3,435,311
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 40,794,313.85
Offset Note
(2)
Pursuant to Rule 457(p), $909.09 of previously paid filing fees have not been used with respect
to the unsold securities that were previously registered by F.N.B. Corporation pursuant to Registration Statement
No. 333-253805
(the “Existing
S-3ASR”),
and were not sold thereunder. Such fees are being used to offset a portion of the registration fee. The offering of any unsold securities under the Existing Form
S-3ASR
has been terminated.

Termination / Withdrawal Statement	The offering of any unsold securities under the Existing Form S-3ASR has been terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	FNB Corp/PA/
Form or Filing Type	S-3
File Number	333-253805
Filing Date	Mar. 03, 2021
Fee Paid with Fee Offset Source	$ 909.09